FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Detail Textuals 1) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of detailed information about financial instruments [line items]
Financial expenses	kr 14,390	kr 19,847	kr 9,634
Non-negotiable promissory notes issued	52,841	66,307	25,549
Amount of liability	187,260	kr 168,726	kr 139,944
Other borrowings | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest expenses	6,559
Financial expenses	kr 6,549
Other borrowings | Financial liabilities valued at amortized cost | Loan from Nexttobe
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.50%
Interest rate on loan at extended maturity	8.50%
Convertible loan 2016:2 | Financial liabilities valued at amortized cost | Non-negotiable promissory notes
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.50%
Non-negotiable promissory notes issued	kr 42,000
Repayment of promissory notes	36,000
Amount of liability	6,000
Fair value of Liabilities	kr 6,432
Convertible loans 2017:2 | Financial liabilities valued at amortized cost | Non-negotiable promissory notes
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.50%
Non-negotiable promissory notes issued	kr 26,000
Fair value of Liabilities	kr 26,033